ACCOUNTS RECEIVABLE, NET (Tables)	6 Months Ended
Dec. 31, 2023
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following:

	As of December 31, 2023	As of June 30, 2023

Accounts receivable from third-party customers	$2,377,892	$1,652,788
Less: allowance for credit losses	(276,376)	(160,026)
Total accounts receivable from third-party customers, net	2,101,516	1,492,762
Add: accounts receivable - related parties	1,118,431	1,272,384
Total accounts receivable, net	$3,219,947	$2,765,146

SCHEDULE OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

Allowance for credit losses movement is as follows:

	As of December 31, 2023	As of June 30, 2023

Beginning balance	$160,026	$6,872
Provision	111,105	160,254
Foreign currency translation adjustments	5,245	(7,100)
Ending balance	$276,376	$160,026